Share Based Compensation - Schedule of Option Balances (Details)	12 Months Ended
Sep. 30, 2025 ¥ / shares shares
Schedule of Option Balances [Abstract]
Number of Options, Outstanding Ending balance | shares	4,128,005,400
Exercise Price, Outstanding Ending balance | ¥ / shares	¥ 0.02
Remaining Contractual Life, Outstanding Ending balance	2 years 5 months 8 days
Number of Options, Vested and exercisable | shares	3,410,000,000
Exercise Price, Vested and exercisable | ¥ / shares	¥ 0.02
Remaining Contractual Life, Vested and exercisable	1 year 11 months 15 days
Number of Options, Vested or expected to vest | shares	4,128,005,400
Exercise Price, Vested or expected to vest | ¥ / shares	¥ 0.02
Remaining Contractual Life, Vested or expected to vest	2 years 5 months 8 days